UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21395

Investment Company Act file number

Excelsior Absolute Return Fund of Funds Master Fund, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

U.S. Trust Hedge Fund Management, Inc.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497

Date of fiscal year end: 3/31/2009

Date of reporting period: 3/31/2009

ITEM 1. REPORTS TO STOCKHOLDERS.

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC

Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2009

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Financial Statements

Year Ended March 31, 2009

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

          A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission’s website at http://www.sec.gov.

          Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Excelsior Absolute Return Fund of Funds Master Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' equity - net assets, including the schedule of investments, and the related statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") at March 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its members' equity - net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2009 by correspondence with the custodian and the underlying portfolio funds, provide a reasonable basis for our opinion. The financial highlights of the Company for each of the two years in the period ended March 31, 2006, were audited by other auditors whose report dated May 25, 2006, expressed an unqualified opinion on such financial statements.

As explained in Note 1 to the financial statements, the Company's Board of Managers approved a plan of liquidation of the Company which provides for an orderly liquidation of the Company's assets and the distribution of proceeds to its members.

As explained in Note 2 to the financial statements, the financial statements include investments held by the Company valued at $32,714,556 (32.66% of the Company's net assets) at March 31, 2009, the values of which have been fair valued by the Adviser, under the general supervision of the Board of Managers, in the absence of readily ascertainable market values.

PricewaterhouseCoopers LLP

New York, NY

May 28, 2009

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Statement of Assets, Liabilities and Members’ Equity-Net Assets

March 31, 2009

ASSETS

Investments in Investment Funds, at fair value (cost $23,335,186)	$32,714,556
Cash and cash equivalents	38,945,571
Receivable for interests in Investment Funds Sold	36,621,103
Other assets	52,819

Total Assets	108,334,049

LIABILITIES

Members’ interests received in advance	5,000,000
Repurchase of Members’ interests payable	2,670,514
Due to Adviser	252,030
Professional fees payable	248,872
Administration fees payable	6,000
Due to custodian	4,124

Total Liabilities	8,181,540

Net Assets	$100,152,509

MEMBERS' EQUITY - NET ASSETS

Represented by:
Capital	$90,793,139
Accumulated net unrealized appreciation on investments	9,359,370
Members' Equity-Net Assets	$100,152,509

The accompanying notes are an integral part of these financial statements.

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Schedule of Investments

Year Ended March 31, 2009

Investment Funds *	First Acquisition Date	Cost**	Fair Value**	% of Members’ Equity – Net Assets	% Ownership of Investment Funds	First Available Redemption Date ***	Liquidity ****
Relative Value
Ionic Capital LLC	2/1/2008	3,000,000	3,822,947	3.82%	0.98%	N/A	Quarterly
Strategy Total		3,000,000	3,822,947	3.82%
Equity
Glenview Capital Partners, L.P.	12/1/2003	—	262,498	0.26%	0.03%	N/A	(1)
Strategy Total		—	262,498	0.26%
Macro/CTA/Short-Term Trading
Blenheim Commodity Fund, LLC	10/1/2008	2,000,000	1,906,496	1.90%	0.17%	N/A	Monthly
Catequil Partners, L.P.	12/1/2003	128,413	130,094	0.13%	1.68%	N/A	(1)
Caxton Global Investments (USA) LLC	1/1/2005	—	545,365	0.54%	0.06%	N/A	(1)
Placer Creek Partners, L.P.	1/1/2006	1,500,000	1,423,796	1.42%	0.80%	N/A	Semi—annually
Strategy Total		3,628,413	4,005,751	3.99%
Event Driven
Bennelong Asia Pacific Multi Strategy Equity Fund, L.P.	7/1/2006	2,000,000	2,579,965	2.58%	2.04%	N/A	Monthly
Brencourt Multi-Strategy, L.P.	9/1/2005	—	215,559	0.22%	0.34%	N/A	(1)
Empryean Capital Fund, L.P.	7/1/2004	—	19,269	0.02%	0.01%	N/A	(1)
King Street Capital, L.P.	8/1/2007	5,000,000	5,592,912	5.58%	0.14%	9/30/2009	Quarterly
OZ Asia Domestic Partners, L.P.	7/1/2006	4,801,860	4,446,120	4.44%	1.49%	N/A	Annually (2)
OZ Europe Domestic Partners II, L.P.	10/1/2005	3,424,913	6,263,610	6.25%	3.12%	N/A	Annually (3)
York Capital Management, L.P.	7/1/2004	1,500,000	5,505,925	5.50%	0.63%	N/A	Annually
Strategy Total		16,726,773	24,623,360	24.59%
Total investments in Investment Funds		$23,355,186	32,714,556	32.66%
Other Assets, Less Liabilities			67,437,953	67.34%
Members’ Equity – Net Assets			$100,152,509	100.00%

*	Non-income producing investments. The	N/A	Initial lock-up period has either expired prior to March 31, 2009 or the
	Company's investments in Investment Funds		Investment Fund did not have an initial lock-up period. However, specific
	are considered to be illiquid and may be		redemption restrictions may apply.
	subject to limitations on redemptions,	(1)	The Company’s remaining residual investment in the Investment Fund is
	including the assessment of early		held in illiquid securities.
	redemption fees.	(2)	$615,792 is held in side pocket accounts.
**	See definition in Note 2a.	(3)	$3,797,010 is held in side pocket accounts.
***	From original investment date.
****	Available frequency of redemptions after
	initial lock-up period.

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Statement of Operations

Year Ended March 31, 2009

INVESTMENT INCOME

Interest	$147,149

Total Investment Income	147,149

OPERATING EXPENSES

Advisory fee	1,825,435
Professional fees	431,708
Bank facility fee	77,344
Administration fees	24,000
Other	79,564

Total Operating Expenses	2,438,051

Net Investment Loss	(2,290,902)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized gain from Investment Fund redemptions	20,075,809
Net change in accumulated unrealized appreciation on investments	(51,262,588)

Net Realized and Unrealized Loss on Investments	(31,186,779)

DECREASE IN MEMBERS' EQUITY - NET ASSETS
DERIVED FROM OPERATIONS	$(33,477,681)

The accompanying notes are an integral part of these financial statements.

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Statement of Changes in Members’ Equity – Net Assets

	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
OPERATIONS
Net investment loss	$(2,290,902)	$(2,462,393)
Net realized gain from Investment Fund redemptions	20,075,809	15,549,594
Net change in accumulated unrealized appreciation on investments	(51,262,588)	(7,976,959)
Increase (Decrease) in Members' Equity - Net Assets Derived from Operations	(33,477,681)	5,110,242
CAPITAL TRANSACTIONS
Members' subscriptions	22,323,939	28,758,657
Members' interests repurchased	(95,603,146)	(66,933,852)
Members' interests transferred*	(24,482,842)	—
Decrease in Members' Equity - Net Assets from Capital Transactions	(97,762,049)	(38,175,195)
Net Decrease in Members' Equity - Net Assets	(131,239,730)	(33,064,953)
MEMBERS' EQUITY - NET ASSETS AT BEGINNING OF PERIOD	231,392,239	264,457,192
MEMBERS' EQUITY - NET ASSETS AT END OF PERIOD	$100,152,509	$231,392,239

*On December 30, 2008, investments in certain Investment Funds, representing 13.19% of all Members’ interests, were transferred to Excelsior Absolute Return Liquidating Trust See Note 1 in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Statement of Cash Flows

Year Ended March 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in members' equity net assets derived from operations	$(33,477,681)

Adjustments to reconcile net decrease in members' equity - net assets derived from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investments	51,262,588
Net realized gain from Investment Fund redemptions	(20,075,809)
Proceeds from Investment Funds	106,019,806
Purchases of Investment Funds	(6,000,000)
Increase in other assets	(44,406)
Decrease in due to Adviser	(335,965)
Increase in professional fees payable	118,943
Increase in administration fees payable	6,000
Decrease in other payable	(568)

Net Cash Provided by Operating Activities	97,472,908

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions	27,323,939
Payments for member interests repurchased	(94,521,090)

Net Cash Used in Financing Activities	(67,197,151)

Net increase in cash and cash equivalents	30,275,757
Cash and cash equivalents at beginning of year	8,669,814

Cash and Cash Equivalents at End of Year	$38,945,571

Supplementary Disclosure of Cash Flow Information
Cash paid during the year for interest	$4,596

Supplementary Disclosure of Non-Cash Information
Transfer of investments in Investment Funds to Excelsior Absolute Return Liquidating Trust	$24,482,842

Transfer of Members' interest to Excelsior Absolute Return Liquidating Trust	$24,482,842

The accompanying notes are an integral part of these financial statements.

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Financial Highlights

The following represents certain ratios to average members’ equity – net assets, total return, and other supplemental information for the periods indicated:

	For the year ended 3/31/2009	For the year ended 3/31/2008	For the year ended 3/31/2007	For the year ended 3/31/2006	For the year ended 3/31/2009
Net assets, end of period	$100,152,509	$231,392,239	$264,457,192	$297,014,699	$251,729,829
Ratio of net investment loss to average members' equity - net assets (a) (b)	(1.29%)	(0.94%)	(0.82%)	(1.01%)	(1.09%)
Ratio of expenses to average members' equity - net assets (a) (b)	1.38%	1.26%	1.13%	1.09%	1.11%
Portfolio turnover	3.74%	18.92%	17.70%	20.24%	7.07%
Total return (c)	(15.85%)	1.30%	10.72%	8.93%	5.26%

(a) Ratio does not reflect the Company's proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. Please refer to Note 5 for additional information about the expenses of the Investment Funds that the Company indirectly bears.

(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c) Total return assumes a purchase of an interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.

The accompanying notes are an integral part of these financial statements.

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements

March 31, 2009

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the “Company”) was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to provide attractive long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the “Investment Funds”) that are managed by a select group of alternative investment managers (“Investment Managers”) that utilize a broad range of alternative investment strategies. There can be no assurance that the Company will achieve its investment objective.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the “Adviser”). The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser. Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

Until March 23, 2009, AIG Global Investment Corp. (“AIG Global”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”) and a registered investment adviser, was retained by the Adviser to serve as the investment manager of the Company pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). AIG Global was responsible for Investment Fund selection and determining the portion of the Company’s assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser.

On January 23, 2009, the Company’s Board of Managers (the “Board”) approved the proposed plan of liquidation (the “Plan of Liquidation”) of the Company which provided for orderly liquidation of the assets of the Company and the distribution of proceeds to members. On this date, the Board also authorized the Adviser to terminate the Sub-Advisory Agreement with AIG Global.

Previously, on December 30, 2008, the Company transferred its interests in certain Investment Funds to Excelsior Absolute Return Liquidating Trust (the “Trust”), a Delaware statutory trust that was established to hold and liquidate the assets transferred to it by the Company. The Trust issued units to the Company, which distributed the units to its members (“Members”), which in turn distributed the units to their members. As the Trust effects withdrawals of its capital from the Investment Funds in which it holds interests, or is otherwise able to convert its assets into cash, holders of the units of the Trust will receive cash distributions from the Trust.

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Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

1. Organization (continued)

The assets transferred to the Trust comprised approximately 13.2% of the Company’s Members’ equity on December 30, 2008. Below is a detailed schedule of the Investment Funds that were transferred from the Company to the Trust:

Investment Fund	Fair Value as of 12/30/08
Canyon Value Realization Fund, L.P.	$ 9,455,001
Castlerigg Partners, L.P.	8,212,644
Polygon Global Opportunities Fund, L.P.	6,815,197
Total Assets Transferred to the Trust	$ 24,482,842

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business. The Board is comprised of three managers who are not “interested persons” (the “Disinterested Managers”), as defined by Section 2(a)(19) of the 1940 Act, of the Company. David R. Bailin, a member of the Board who was an “interested person” of the Company, as defined in the 1940 Act, resigned from the Board effective September 12, 2008. The Board has engaged the Adviser to manage the day-to-day operations of the Company.

The Company was established to invest substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC (the “Feeder Fund”) and Excelsior Absolute Return Fund of Funds, Ltd. (the “Offshore Fund”) as Members of the Company. As of March 31, 2009, the Feeder Fund and Offshore Fund ownership of the Company’s Members’ Equity – Net Assets were 87.93% and 12.07%, respectively.

In light of the Plan of Liquidation, the Company does not intend to offer to repurchase interests from its Members during the course of the liquidation. Members can only transfer or assign Company interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable; however, actual results could differ from these estimates.

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Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board.

The Company’s investments are reported at fair value in accordance with SFAS 157, which is defined below. The Board and the Adviser have approved procedures pursuant to which the Company values its investment in Investment Funds subject to the review and supervision of the Board and Adviser. In accordance with these procedures, fair value of investments in the Investment Funds takes into consideration all available information and other factors that the Board and Adviser deem pertinent. Generally, the Board and Adviser will use valuations reported to the Company by the Investment Managers of these Investment Funds as an input, and the Company, Board or Adviser may reasonably determine that additional factors should be considered and reflected. The value of the Company's investments determined using the Company's procedures may differ from the value reported by the Investment Fund. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which provides enhanced guidance for using fair value to measure assets and liabilities. The Company adopted SFAS No. 157 on April 1, 2008. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS 157 are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

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Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. In accordance with the valuation procedures of the Company, the Adviser generally uses the value reported by the Investment Fund as the primary input to its valuation; however, adjustments to the reported value may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity on such interests, and the fair value of the fund's investment portfolio or other assets and liabilities.

An individual fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment. Management considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of a fund within the hierarchy is based upon the pricing transparency of that fund and does not necessarily correspond to Management’s perceived risk of that fund.

Substantially all of the Company's investments in Investment Funds have been classified within level 3, and the Company generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. Assumptions used by the Company, Board or Adviser due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investment in Investment Funds	$ -	$ -	$ 32,714,556	$ 32,714,556
Total	$ -	$ -	$ 32,714,556	$ 32,714,556

The following table includes a rollforward of the amounts for the year ended March 31, 2009 for the investments classified within level 3. The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

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Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Investments in Investment Funds
Balance as of 3/31/08	$ 211,298,937
Accrued discounts/premiums	-
Net realized gain from Investment Fund redemptions	20,075,809
Net change in accumulated unrealized appreciation on investments	(51,262,588)
Net purchases (sales)	(147,397,602)
Net transfers in (out) of Level 3	-
Balance as of 3/31/09	$ 32,714,556

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. The net unrealized appreciation for the year ended March 31, 2009 for level 3 investments held by the Company as of March 31, 2009 was a decrease of $17,863,070.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost and any excess is treated as realized gain from investments in Investment Funds. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company’s taxable income or loss. The Company has a tax year end of December 31.

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Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement.

The cost of the Company’s investment in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2008. Based on Investment Funds owned at December 31, 2008, the cost of investments for Federal income tax purposes was $101,725,513. This included unrealized appreciation on a tax basis of $1,306,203 and unrealized depreciation on a tax basis of $28,946,376.

Effective April 1, 2007, the Company adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns in order to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The Company has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Company’s financial statements. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2008. No income tax returns are currently under examination. The statute of limitations on the Company’s U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The statute of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

d. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

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Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

3. Advisory Fee, Related Party Transactions and Other

Pursuant to the terms of the advisory agreement between the Adviser and the Company (the “Advisory Agreement”), the Company pays the Adviser a quarterly advisory fee at an annual rate of 1%, based on the Company’s net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. Effective January 23, 2009, in connection with the Plan of Liquidation, the advisory fee payable to the Adviser was lowered from the annual rate of 1% to 0.25%, plus any amounts payable to AIG Global until the termination of the Sub-Advisory Agreement. For the year ended March 31, 2009, the advisory fee was $1,825,435, of which $252,030 is payable as of March 31, 2009.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Investment Funds in which the Company invests and with companies in which the Investment Funds invest.

The Board is made up of three managers who are not “interested persons” (the “Disinterested Managers”), as defined by Section 2(a)(19) of the 1940 Act, of the Company. David R. Bailin, a member of the Board who was an “interested person,” as defined by the 1940 Act, of the Fund, resigned from the Board effective September 12, 2008. All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as managers. Managers who are “interested persons,” if any, do not receive any annual or other fee from the Fund. The Company incurred $9,000 of meeting fees for the year ended March 31, 2009, none of which was payable as of March 31, 2009.

In connection with the services provided by AIG Global pursuant to the Sub-Advisory Agreement, the Adviser paid AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; 0.70% of assets exceeding $200 million but less than $400 million; 0.60% of assets exceeding $400 million but less than $800 million; and 0.50% of assets exceeding $800 million. As a result of the approval of the Plan of Liquidation, the Sub-Advisory Agreement has been terminated effective March 23, 2009.

The Company has retained J.D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to $3,000 per fund invested in the Company. For the ended year March 31, 2009, the Company incurred $24,000 in expenses related to such administrative services, $6,000 of which was payable as of March 31, 2009.

                                                                                                14

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Investment Funds is generally limited to the net asset value of its interest in each Investment Fund.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw assets from Investment Funds or unforeseen outflows of cash. This situation may arise due to circumstances outside of the Company’s control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company’s capital invested in Investment Funds can be withdrawn only on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any Investment Fund.

5. Investments in Investment Funds

As of March 31, 2009, the Company had investments in 13 Investment Funds. The Company, as an investor in these Investment Funds, is charged management fees ranging from 1.0% to 3.0% (per annum) of the net asset value of its ownership interests in the Investment Funds, as well as incentive fees or allocations ranging from 20% to 30% of net profits earned that are attributable to the Company's ownership interests in such Investment Funds. The Company also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2009, ranged from approximately 1.1% to 7.2% of the Company's average invested capital in each Investment Fund. Incentive fees or allocations for the same fiscal year ranged from approximately 0.0% to 3.7% of the Company's average invested capital in each Investment Fund. These ratios may vary over time depending on the allocation of the Company's assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds. Although the foregoing ranges of Investment Fund expense ratios are based on audited December 31, 2008 financial data received from the Investment Funds, the ranges were not audited by the Company's independent registered public accounting firm.

                                                                                                15

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

5. Investments in Investment Funds (continued)

In general, most of the Investment Funds in which the Company invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Company may not withdraw capital for a specified period after the date of its contribution, which may be up to three years. The governing documents of Investment Funds generally provide that the Investment Fund may suspend, limit or delay the right of its investors, such as the Company, to withdraw capital. In addition, some of the Investment Funds may invest a portion of their assets in illiquid securities and may not permit the portion of the Company's capital invested in these Investment Funds that is allocable to illiquid securities to be withdrawn until the securities are sold or become liquid.

Aggregate purchases and proceeds of interests in Investment Funds for the year ended March 31, 2009 are $6,000,000 and $153,397,602, respectively.

6. Bank Note - Line of Credit Facility

The Company maintained a $25,000,000 revolving line of credit agreement with a U.S. financial institution that was collateralized by the Company’s cash and investments. Based upon the election of the Company, interest accrued at either the financial institution’s prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the year ended March 31, 2009, the Company incurred $77,344 in facility fees related to the bank line of credit, none of which was payable as of March 31, 2009. The bank line of credit was not used during the year ended March 31, 2009. Effective on January 23, 2009, the revolving line of credit agreement was terminated.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. Subsequent Events

FASB Staff Position (FSP) FAS 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset of Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” was issued April 9, 2009 effective for interim and annual reporting periods ending after June 15, 2009, which is applied prospectively. FSP FAS 157-4 provides additional guidance in order to estimate fair value when the volume and level of activity for an asset or liability have significantly decreased. FSP FAS 157-4 also identifies conditions to consider when assessing when a transaction is not orderly. FSP 157-4 amends SFAS 157 to require entities to disclose additional information regarding inputs and valuation techniques used to measure fair value and

                                                                                                16

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

8. Subsequent Events (continued)

requires entities to provide disclosures for major categories of securities on a more disaggregated basis than previously had been required under SFAS 157. The Company is reviewing the position along with its impact on the financial statements.

On April 16, 2009, in connection with the Plan of Liquidation, a distribution of $28,290,000 was paid to Members of the Company.

On May 7, 2009, UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation (“UMB”), signed a definitive agreement to purchase the Administrator. The Administrator will operate as a wholly-owned division of UMB Fund Services, Inc., a UMB subsidiary that provides all aspects of mutual fund and alternative investment services. The Administrator will retain its name and continue operations from its headquarters in Ogden, Utah.

                                                                                                17

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Company Management (Unaudited)

March 31, 2009

Number of
Portfolios in
	Position(s)	Term of Office		Fund Complex
	Held with the	and Length of	Principal Occupation During Past Five Years	Overseen by
Name , Address and Age	Company	Time Served	and Other Directorships Held	Manager
Disinterested Managers
Virginia G. Breen	Manager (Chair)	Term - Indefinite;	Partner, Blue Rock (8/95 to present); also a manager of	5
c/o Excelsior Absolute		Length – since	Excelsior Absolute Return Fund of Funds, LLC, Excelsior
Return Fund of Funds		June 2003	Buyout Investors, LLC, Excelsior LaSalle Property Fund, Inc.
Master Fund, LLC			and UST Global Private Markets Fund, LLC. Also a director of
225 High Ridge Road			Modus Link Global Solutions, Inc. and manager of UBS Multi-
Stamford, CT 06905			Strategy Fund, L.L.C, UBS Credit Recover Fund LLC, UBS Equity
(Born 1964)			Opportunity Fund LLC, UBS Equity Opportunity Fund II LLC, UBS
Event Fund LLC, UBS M2 Fund LLC, UBS Multi-Strat Fund LLC,
UBS Technology Partners LLC, UBS Eucalyptus Fund LLC, UBS
Juniper Crossover Fund LLC, UBS Tamarack International Fund LLC,
UBS Willow Fund LLC, and UBS Alternative Instruments US.

Jonathan B. Bulkeley	Manager	Term - Indefinite;	CEO of Scanbuy, a wireless software company (2/06 to present);	5
c/o Excelsior Absolute		Length – since	Managing Partner of Achilles Partners (3/02 to 2/06); Non-
Return Fund of Funds		June 2003	Executive Chairman of QXL, PLC (2/98 to 2/05); also a manager
Master Fund, LLC			of Excelsior Absolute Return Fund of Funds, LLC, Excelsior Buyout
225 High Ridge Road			Investors, LLC, Excelsior LaSalle Property Fund, Inc. and UST Global
Stamford, CT 06905			Private Markets Fund, LLC. Also a director of Spark Networks, Inc.
(Born 1960)

Thomas F. McDevitt	Manager	Term - Indefinite;	Managing Partner of Edgewood Capital Partners and President of	5
c/o Excelsior Absolute		Length – since	Edgewood Capital Advisors (5/02 to present); also a manager of
Return Fund of Funds		June 2003	Excelsior Absolute Return Fund of Funds, LLC, Excelsior Buyout
Master Fund, LLC			Investors, LLC, Excelsior LaSalle Property Fund, Inc. and UST Global
225 High Ridge Road			PrivateMarkets Fund, LLC.
Stamford, CT 06905
(Born 1956)

	Position(s)	Term of Office
	Held with the	and Length of
Name , Address and Age	Company	Time Served	Principal Occupation During Past Five Years

Officers who are not Managers
Steven L. Suss	Chief Financial	Term –	Managing Director, Alternative Investment Asset Managment,
225 High Ridge Road	Officer and	Indefinite;	Bank of America (7/07 to present); Director (4/07 to 5/08), Senior
Stamford, CT 06905	Treasurer	Length – since	Vice President (7/07 to 5/08), and President (4/07 to 6/07) of UST
(Born 1960)		April 2007	Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative
Investment Division (4/07 to 6/07); Chief Financial Officer and
Chief Compliance Officer, Heirloom Capital Management, L.P.
(5/02 to 9/06)

Marina Belaya	Secretary	Term – Indefinite;	Assistant General Counsel, Bank of America (7/07 to present); Vice
114 W. 47th Street		Length – since	President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice
New York, NY 10036		April 2007	President, Corporate Counsel, Prudential Financial (4/05 to 01/06);
(Born 1967)			Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Company Management (Unaudited) continued

March 31, 2009

	Position(s)	Term of Office
	Held with the	and Length of
Name , Address and Age	Company	Time Served	Principal Occupation During Past Five Years

Linda J. Wondrack	Chief Compliance	Term –	Director (Columbia Management Group LLC and Investment
One Financial Center	Officer	Indefinite;	Product Group Compliance), Bank of America (6/05 to present);
Boston, MA 02111		Length – since	Director of Corporate Compliance and Conflicts Officer, MFS
(Born 1964)		August 2007	Investment Management (8/04 to 5/05); Managing Director,
Deutsche Asset Management (prior to 8/04).

All officers of the Fund are employees and/or officers of the Adviser.

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Sub-Advisory Agreement Approval (Unaudited)

At a meeting held in person on December 5, 2008, the Board, including all of the Disinterested Managers, approved the continuance of the Sub-Advisory Agreement between the Adviser and AIG Global for an additional year, effective as of January 1, 2009. The Disinterested Managers of the Company were assisted in their review of the proposal to approve the continuance of the Sub-Advisory Agreement by independent legal counsel and met in an executive session with such counsel separate from representatives of AIG Global.

In determining whether to approve the renewal of the Sub-Advisory Agreement, the Board reviewed various written materials, including performance information on, and expense ratios of, comparable registered investment companies and information relating to the costs of AIG Global with respect to its relationship with the Company. The Board evaluated and considered: (i) the nature, extent and quality of services provided by AIG Global; and (ii) the investment performance of the Company. Since the Adviser, and not the Company, pays AIG Global pursuant to the Sub-Advisory Agreement, the Board did not consider AIG Global’s profitability to be relevant to its deliberations.

The Board discussed and reviewed the nature, extent and quality of services provided by AIG Global to the Company. The Board also discussed the structure and capabilities of AIG Global, including technology and operational support, which support the services provided to the Company. The Board also considered AIG Global's research and portfolio management capabilities. Additionally, the Board reviewed and discussed the experience and qualifications of key personnel of AIG Global and reviewed biographical information regarding such personnel. The Board also reviewed the financial information and other information provided regarding AIG Global and considered recent developments relating to the U.S. Government providing financial assistance to AIG Global’s parent. After these discussions, the Board noted its overall satisfaction with the nature, quality and extent of services provided by AIG Global and concluded that notwithstanding current hedge fund liquidity issues and events relating to AIG, the Company was receiving all services from AIG Global required under the Sub-Advisory Agreement and that these services were of reasonable quality. The Board discussed the fees charged and services provided under the Sub-Advisory Agreement. It was noted that AIG Global does not receive any significant indirect benefits from its relationship with the Company. With regard to economies of scale with respect to the Company, the Board considered the fact that economies of scale are realized when a fund's assets increase significantly. The Board noted that the Company had not reached an appropriate size to realize significant economies of scale that could be shared with the Company's members and, in fact, assets were decreasing.

Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Disinterested Managers of the Company, determined that the sub-advisory fee paid to AIG Global for these services is fair and reasonable and that it is in the best interest of the Company and its members that AIG Global continue to serve as sub-adviser for the Company.

Subsequent to the December 5, 2008 meeting, as a result of the approval of the Plan of Liquidation of the Company, the Sub-Advisory Agreement has been terminated effective March 23, 2009.

                                                                                                20

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2009, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the registrant has determined that Virginia G. Breen and Jonathan B. Bulkeley possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts", and has designated Ms. Breen and Mr. Bulkeley as the Audit Committee's financial experts. Ms. Breen and Mr. Bulkeley are "independent" Managers pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal years ended March 31, 2008 and March 31, 2009 were $111,590 and $116,900, respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed $12,500 for fees relating to the preparation of the Registrant's tax return for the fiscal year ended March 31, 2009.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2009, were $0 and $15,000, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2008, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a) (1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Because the Registrant is in the process of liquidating, the portfolio of the Registrant is no longer being actively managed and has no portfolio manager. Personnel of the Adviser under the supervision of Mr. Steven L. Suss (the Chief Financial Officer of the Adviser) are responsible for taking the actions necessary to liquidate the Registrant’s remaining investments and to effect the dissolution of the Registrant and the distribution of its assets to members of the Registrant.

(a) (2) Not applicable.

(a) (3) Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the

Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics (see Exhibit 1)

(a) (2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC

By (Signature and Title)	/s/ David R. Bailin

David R. Bailin, Principal Executive Officer

Date June 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC

By (Signature and Title)	/s/ Steven L. Suss

Steven L. Suss, Principal Financial Officer

Date June 10, 2009